Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current
Current secured bank loans	$ 690	$ 1,418
Current secured working capital facility	0	0
Total secured borrowings current	690	1,418
Current unsecured convertible bonds	10,818	11,692
Total unsecured borrowings current	10,818	11,692
Total borrowings current	11,508	13,110
Non-current
Non-current secured bank loans	8,716	8,989
Non-current secured working capital facility	(76)	(98)
Total secured borrowings non current	8,640	8,891
Non-current convertible bonds	496,237	383,023
Total unsecured borrowings non current	496,237	383,023
Borrowings	$ 504,877	$ 391,914